UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-07089

Dreyfus Pennsylvania Intermediate Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	5/31/05

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus
Pennsylvania
Intermediate
Municipal Bond	Fund

SEMIANNUAL REPORT May 31, 2005

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
15	Financial Highlights
16	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus Pennsylvania
Intermediate Municipal Bond Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Pennsylvania Intermediate Municipal Bond Fund, covering the six-month period from December 1, 2004, through May 31, 2005. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, Douglas Gaylor.

Despite occasional bouts of heightened volatility, the six-month reporting period produced generally good results for longer-term municipal bonds. Although the Federal Reserve Board began to raise short-term interest rates in June 2004, longer-term bonds remained remarkably resilient as investors responded to new signs of global economic weakness. These factors supported a market rally in April and May 2005, which more than offset earlier weakness among tax-exempt bonds, including those with intermediate-term maturities.

According to our economists, recent market turbulence probably is the result of a transition to a more mature phase of the economic cycle; one that typically is characterized by tighter monetary policy and slowing corporate profit growth. At times such as these, we believe it is especially important for investors to stay in touch with their financial advisors, as they can help you decide what adjustments, if any, you should make to your long-term investment strategy.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Douglas Gaylor, Portfolio Manager

How did Dreyfus Pennsylvania Intermediate Municipal Bond Fund perform relative to its benchmark?

For the six-month period ended May 31, 2005, the fund achieved a total return of 2.33% .1 In comparison, the fund’s benchmark, the Lehman Brothers 7-Year Municipal Bond Index, achieved a total return of 2.25% for the same period.2 In addition, the average total return for all funds reported in the Lipper Pennsylvania Intermediate Municipal Debt Funds category was 1.72% for the reporting period.3

Although higher interest rates caused shorter-term fixed-income securities to lose some of their value, longer-term bond prices generally rose over the reporting period as inflation concerns receded. The fund produced a higher return than its benchmark and Lipper category average, primarily due to strong income from its seasoned holdings and its focus on securities toward the longer end of the intermediate maturity range.

What is the fund’s investment approach?

The fund seeks as high a level of current income exempt from federal and Pennsylvania state income taxes as is consistent with the preservation of capital.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal and Pennsylvania state personal income taxes. The fund generally maintains a dollar-weighted average portfolio maturity between three and 10 years. The fund invests at least 80% of its assets in municipal bonds rated investment grade, or the unrated equivalent as determined by Dreyfus.The fund may invest up to 20% of its net assets in municipal bonds rated below investment grade (“high-yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

may assess the current interest-rate environment and the municipal bond’s potential volatility in different rate environments.We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices.A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation to either discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We may also look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund’s performance?

The Federal Reserve Board (the “Fed”) continued to raise interest rates gradually as a stronger U.S. economy, recovering labor market and rising energy prices during much of the reporting period suggested that inflationary pressures were intensifying. In fact, the Fed raised the overnight federal funds rate at each meeting of its Federal Open Market Committee, driving short-term rates from 2% at the start of the reporting period to 3% by the end of the reporting period.

Historically, fixed-income securities across the full maturity spectrum have tended to lose value when the Fed tightens monetary policy.The reporting period proved to be different, with long-term bond prices gaining value while shorter-term bond prices declined. Longer-term bonds appeared to benefit from the Fed’s unusual candor in signaling its intentions well ahead of actual policy changes, which removed a degree of uncertainty from the market. In addition, signs of renewed economic weakness late in the reporting period evidently eased investors’ inflation concerns, and longer-term bonds rallied.

Tax-exempt securities also benefited during the reporting period from better fiscal conditions for many issuers, including those in Pennsylvania. Higher tax revenues helped Pennsylvania maintain a healthy credit profile, and the supply of newly issued securities remained relatively sparse.

4

In this environment, the fund continued to enjoy higher levels of income from its core, seasoned holdings than are currently available from newly issued securities. In addition, the fund benefited from refunding activity among some of its holdings as issuers took advantage of low borrowing rates to refinance existing debt. Finally, we successfully cushioned the eroding effects of higher interest rates by maintaining relatively light positions toward the shorter end of the maturity spectrum and emphasized bonds in the 10- to 15-year range, where volatility proved to be relatively muted.

What is the fund’s current strategy?

Despite recent signs that inflationary pressures are moderating and the Fed may be nearing the end of its moves toward higher short-term interest rates, we have continued to focus on securities at the longer end of the intermediate maturity range (generally 10- to 15-year range). However, when making new purchases, we have emphasized higher-quality, higher-coupon bonds that historically have held more of their value during market declines. In our view, these are prudent strategies as the economy moves to the next phase of the cycle.

June 15, 2005
[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Pennsylvania residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable. Return figure provided reflects the absorption of fund expenses by The Dreyfus
Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s return would have been lower.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged total return performance benchmark for the investment-grade, geographically unrestricted 7-year tax-
exempt bond market, consisting of municipal bonds with maturities of 6-8 years. Index returns do not reflect fees and expenses associated with operating a mutual fund.
[3]	Source: Lipper Inc.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Pennsylvania Intermediate Municipal Bond Fund from December 1, 2004 to May 31, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2005

Expenses paid per $1,000 †	$ 3.99
Ending value (after expenses)	$1,023.30

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2005

Expenses paid per $1,000 †	$ 3.98
Ending value (after expenses)	$1,020.99

† Expenses are equal to the fund’s annualized expense ratio of .79%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS May 31, 2005 (Unaudited)
	Principal
Long-Term Municipal Investments—97.7%	Amount ($)	Value ($)

Albert Gallatin Area School District
5.15%, 9/1/2014 (Insured; MBIA)	1,220,000	1,273,399
Bethlehem Authority, Water
5%, 11/15/2015 (Insured; FSA)	2,000,000	2,217,620
Bucks County Water and Sewer Authority, Revenue
(Neshaminy Interceptor)
5.375%, 6/1/2013 (Insured; AMBAC)	1,090,000	1,216,080
Butler Area Sewer Authority, Sewer Revenue
Zero Coupon, 1/1/2010 (Insured; FGIC)	600,000	511,896
Butler County:
5.25%, 7/15/2017 (Insured; FGIC)	1,200,000	1,355,628
5.25%, 7/15/2018 (Insured; FGIC)	1,670,000	1,886,582
Cambria County 5.875%, 8/15/2008 (Insured; FGIC)	140,000	143,143
Clarion Municipal Authority, Revenue
(Clarview Personal Care)
5.75%, 6/15/2013 (Insured; FGIC)	445,000	446,064
Council Rock School District
4.75%, 11/15/2017 (Insured; FGIC)	1,780,000	1,856,487
Delaware County 5.125%, 10/1/2017	1,000,000	1,069,120
Delaware River Port Authority
(Port District Project)
4.75%, 1/1/2012 (Insured; MBIA)	1,000,000	1,045,680
Harrisburg Authority, Office and Parking Revenue
5.75%, 5/1/2008	1,200,000	1,258,032
Harrisburg Parking Authority, Parking Revenue
5.75%, 5/15/2014 (Insured; FSA)	740,000	850,008
Harrisburg Redevelopment Authority
Zero Coupon, 11/1/2016 (Insured; FSA)	2,000,000	1,244,340
Hempfield Area School District
5%, 10/15/2015 (Insured; FGIC)	1,000,000	1,111,290
Kennett Consolidated School District
5.25%, 2/15/2016 (Insured; FGIC)	1,000,000	1,106,570
McKeesport Area School District
Zero Coupon, 10/1/2009 (Insured; FGIC)	1,070,000	925,946
Monroe County Hospital Authority, HR
(Pocono Medical Center) 5.50%, 1/1/2012	1,095,000	1,199,080

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Long-Term Municipal Investments (continued)	Amount ($)	Value ($)

Monroeville Municipal Authority, Sanitary
Sewer Revenue
5.25%, 12/1/2015 (Insured; MBIA)	1,035,000	1,152,493
Mount Lebanon School District
5%, 2/15/2018	1,000,000	1,084,320
Neshaminy School District
5%, 4/15/2016 (Insured; MBIA)	1,250,000	1,371,400
Norristown:
Zero Coupon, 12/15/2011	1,465,000	1,158,214
Zero Coupon, 12/15/2013	735,000	528,597
5%, 9/1/2020 (Insured; FGIC)	1,125,000	1,218,758
North Allegheny School District
5%, 5/1/2015 (Insured; FGIC)	1,625,000	1,792,603
Pennsylvania Finance Authority, Revenue
(Penn Hills Project):
5.25%, 12/1/2013 (Insured; FGIC)	1,105,000	1,141,830
5.25%, 12/1/2013 (Insured; FGIC)
(Prerefunded 12/1/2006)	940,000 [a]	972,364
Pennsylvania Higher Educational Facilities Authority,
Revenue:
Health Services (University of Pennsylvania)
5.35%, 1/1/2008	3,995,000	4,090,960
State System for Higher Education
5.25%, 12/15/2014 (Insured; AMBAC)	1,600,000	1,698,384
(UPMC Health System):
6%, 1/15/2013	1,995,000	2,240,285
6%, 1/15/2014	1,580,000	1,778,717
Pennsylvania Industrial Development Authority, EDR:
7%, 1/1/2006 (Insured; AMBAC)	795,000	813,667
5.50%, 7/1/2014 (Insured; AMBAC)	2,350,000	2,645,936
Pennsylvania Infrastructure Investment Authority,
Revenue (Pennvest Loan Pool Program)
6%, 9/1/2005 (Insured; MBIA)	155,000	156,223
Pennsylvania Intergovernmental Coop Authority,
Special Tax Revenue (Philadelphia Funding
Program) 5.25%, 6/15/2016 (Insured; FGIC)	1,200,000	1,288,488
Pennsylvania Public School Building Authority, School
Revenue (Daniel Boone School District Project)
5%, 4/1/2017 (Insured; MBIA)	1,005,000	1,083,520

8

	Principal
Long-Term Municipal Investments (continued)	Amount ($)	Value ($)

Pennsylvania Turnpike Commission,
Oil Franchise Tax Revenue:
5.25%, 12/1/2018 (Insured; AMBAC)	455,000	489,803
5.25%, 12/1/2018 (Insured; AMBAC)
(Prerefunded 12/1/2018)	545,000 [a]	581,586
Philadelphia:
5.70%, 11/15/2006 (Insured; FGIC)	370,000	378,251
5.25%, 2/15/2014 (Insured; XLCA)	2,000,000	2,210,320
Airport Revenue (Philadelphia Airport System)
5.75%, 6/15/2008 (Insured; AMBAC)	1,000,000	1,021,980
Gas Works Revenue
5.50%, 7/1/2015 (Insured; FSA)	1,550,000	1,693,096
Philadelphia Hospitals and Higher Education Facilities
Authority, Revenue:
(Jefferson Health System):
4.30%, 5/15/2006	500,000	505,365
5%, 5/15/2011	2,500,000	2,622,625
(Temple University Hospital) 6.50%, 11/15/2008	1,735,000	1,871,214
Philadelphia Municipal Authority, Lease Revenue:
5.25%, 11/15/2011 (Insured; FSA)	2,000,000	2,204,040
5.25%, 11/15/2015 (Insured; FSA)	2,115,000	2,326,944
Sayre Health Care Facilities Authority, Revenue
(Guthrie Health):
6.25%, 12/1/2013	1,800,000	2,032,578
6.25%, 12/1/2014	1,000,000	1,124,890
State Public School Building Authority, School Revenue
(York School District Project)
5%, 5/1/2018 (Insured; FSA)	545,000	592,050
Swarthmore Borough Authority, College Revenue
(Swarthmore College) 5.25%, 9/15/2020	750,000	820,628
Trinity Area School District
5.20%, 11/1/2012 (Insured; FSA)	1,235,000	1,321,005
Wayne County Hospital and Health Facilities
Authority (Wayne Memorial Hospital Project)
5.25%, 7/1/2016 (Insured; MBIA)	2,135,000	2,342,415
West Mifflin Sanitary Sewer Municipal Authority,
Sewer Revenue
4.90%, 8/1/2013 (Insured; MBIA)	880,000	924,352

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Long-Term Municipal Investments (continued)	Amount ($)	Value ($)

Westmoreland County
Zero Coupon, 12/1/2008 (Insured; FGIC)	1,590,000	1,424,561
Wilson Pennsylvania Area School District:
5.125%, 3/15/2016 (Insured; FGIC)	1,300,000	1,429,103
5%, 5/15/2016 (Insured; FSA)	1,135,000	1,239,953
York County Hospital Authority, Revenue (Lutheran
Social Services Health Center) 6.25%, 4/1/2011	1,000,000	1,002,910
Yough School District
Zero Coupon, 10/1/2007 (Insured; FGIC)	1,000,000	929,030

Total Investments
(cost $74,875,190)	97.7%	78,022,423
Cash and Receivables (Net)	2.3%	1,819,752
Net Assets	100.0%	79,842,175

10

Summary of Abbreviations

AMBAC	American Municipal Bond	FSA	Financial Security Assurance
	Assurance Corporation	HR	Hospital Revenue
EDR	Economic Development Revenue	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance		Insurance Corporation
	Company	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s or	Standard & Poor’s Value (%) †

AAA	Aaa	AAA	71.8
AA	Aa	AA	10.1
A	A	A	14.4
BBB	Baa	BBB	3.7
			100.0

†	Based on total investments.
[a]	Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used
	to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
See notes to financial statements.

The Fund 11

STATEMENT OF ASSETS AND LIABILITIES May 31, 2005 (Unaudited)
	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	74,875,190	78,022,423
Cash		1,016,651
Interest receivable		993,972
Receivable for shares of Beneficial Interest subscribed		10,214
Prepaid expenses		12,406
		80,055,666

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		47,709
Payable for shares of Beneficial Interest redeemed		139,413
Accrued expenses		26,369
		213,491

Net Assets ($)		79,842,175

Composition of Net Assets ($):
Paid-in capital		76,485,324
Accumulated undistributed investment income—net		161,238
Accumulated net realized gain (loss) on investments		48,380
Accumulated net unrealized appreciation
(depreciation) on investments		3,147,233

Net Assets ($)		79,842,175

Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		5,827,301
Net Asset Value, offering and redemption price per share—Note 3(d) ($)		13.70

See notes to financial statements.
12

STATEMENT OF OPERATIONS Six Months Ended May 31, 2005 (Unaudited)
Investment Income ($):
Interest Income	1,780,798
Expenses:
Management fee—Note 3(a)	242,117
Shareholder servicing costs—Note 3(b)	42,818
Professional fees	25,688
Prospectus and shareholders’ reports	7,448
Registration fees	6,954
Trustees’ fees and expenses—Note 3(c)	6,176
Custodian fees—Note 3(b)	5,543
Loan commitment fees—Note 2	419
Miscellaneous	9,900
Total Expenses	347,063
Less—reduction in management fee
due to undertaking—Note 3(a)	(23,822)
Less—reduction in custody fees
due to undertaking—Note 1(b)	(5,335)
Net Expenses	317,906
Investment Income—Net	1,462,892

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	48,347
Net unrealized appreciation (depreciation) on investments	349,986
Net Realized and Unrealized Gain (Loss) on Investments	398,333
Net Increase in Net Assets Resulting from Operations	1,861,225

See notes to financial statements.
The Fund 13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2005	Year Ended
	(Unaudited)	November 30, 2004

Operations ($):
Investment income—net	1,462,892	3,065,724
Net realized gain (loss) on investments	48,347	156,348
Net unrealized appreciation
(depreciation) on investments	349,986	(998,768)
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,861,225	2,223,304

Dividends to Shareholders from ($):
Investment income—net	(1,445,369)	(3,043,007)
Net realized gain on investments	(191,232)	(296,073)
Total Dividends	(1,636,601)	(3,339,080)

Beneficial Interest Transactions ($):
Net proceeds from shares sold	4,303,210	13,715,003
Dividends reinvested	1,270,782	2,557,260
Cost of shares redeemed	(8,912,650)	(14,701,509)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(3,338,658)	1,570,754
Total Increase (Decrease) in Net Assets	(3,114,034)	454,978

Net Assets ($):
Beginning of Period	82,956,209	82,501,231
End of Period	79,842,175	82,956,209
Undistributed investment income—net	161,238	—

Capital Share Transactions (Shares):
Shares sold	314,325	994,018
Shares issued for dividends reinvested	92,856	186,030
Shares redeemed	(650,734)	(1,071,908)
Net Increase (Decrease) in Shares Outstanding	(243,553)	108,140

See notes to financial statements.
14

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
May 31, 2005			Year Ended November 30,

	(Unaudited)	2004	2003	2002 [a]	2001	2000

Per Share Data ($):
Net asset value,
beginning of period	13.66	13.84	13.70	13.65	13.12	12.87
Investment Operations:
Investment income—net	.25[b]	.51[b]	.54[b]	.57[b]	.59	.61
Net realized and unrealized
gain (loss) on investments	.06	(.14)	.17	.20	.56	.31
Total from Investment Operations	.31	.37	.71	.77	1.15	.92
Distributions:
Dividends from
investment income—net	(.24)	(.50)	(.54)	(.57)	(.59)	(.61)
Dividends from net realized
gain on investments	(.03)	(.05)	(.03)	(.15)	(.03)	(.06)
Total Distributions	(.27)	(.55)	(.57)	(.72)	(.62)	(.67)
Net asset value, end of period	13.70	13.66	13.84	13.70	13.65	13.12

Total Return (%)	2.33[c]	2.82	5.16	5.81	8.94	7.38

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.86[d]	.85	.86	.85	.82	.90
Ratio of net expenses
to average net assets	.79[d]	.80	.80	.80	.78	.80
Ratio of net investment income
to average net assets	3.63[d]	3.69	3.93	4.21	4.36	4.72
Portfolio Turnover Rate	1.37[c]	22.50	25.16	10.77	27.47	34.68

Net Assets, end of period
($ x 1,000)	79,842	82,956	82,501	84,702	74,037	64,739

[a] As required, effective December 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting
Guide for Investment Companies and began accreting discount or amortizing premium on a scientific basis for debt
securities.The effect of this change for the period ended November 30, 2002 was to increase net investment income per share and decrease net realized and unrealized gain (loss) on investments by less than $.01 and increase the ratio of net investment income to average net assets from 4.16% to 4.21%. Per share data and ratios/supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.
[b] Based on average shares outstanding at each month end.
[c] Not annualized.
[d] Annualized.

See notes to financial statements.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Pennsylvania Intermediate Municipal Bond Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company.The fund’s investment objective is to provide investors with as high a level of current income exempt from federal and Pennsylvania state income taxes as is consistent with the preservation of capital.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and

16

general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2004 was as follows: tax exempt income $3,043,007, ordinary income $15,751 and long term capital gains $280,322.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended May 31, 2005, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With
Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .60 of 1% of the value of the fund’s average daily net assets and is payable monthly.The Manager had undertaken from December 1,2004 through May 31,2005 to reduce the management fee paid by the fund, to the extent that, the fund’s aggregate annual expenses, exclusive of taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses, exceed an annual rate of .80 of 1% of the value of the fund’s average daily net assets. The reduction in management fee, pursuant to the undertaking, amounted to $23,822 during the period ended May 31 2005.

18

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholders accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquires regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31 2005, the fund was charged $16,509 pursuant to the shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2005, the fund was charged $14,526 pursuant to the transfer agency agreement.

During the period ended May 31, 2005, the fund was charged $1,693 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $40,642, shareholder services plan fees $3,574, chief compliance officer fees $1,693 and transfer agency per account fees $4,800, which are offset against an expense reimbursement currently in effect in the amount of $3,000.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(d) A 1% redemption fee is charged and retained by the fund on certain shares redeemed within thirty days following the date of issuance, including on redemptions through the use of the fund’s exchange privilege.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities during the period ended May 31, 2005, amounted to $1,087,810 and $4,876,388, respectively.

At May 31, 2005, accumulated net unrealized appreciation on investments was $3,147,233, consisting of $3,181,755 gross unrealized appreciation and $34,522 gross unrealized depreciation.

At May 31,2005,the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Legal Matters:

In early 2004, two purported class and derivative actions were filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and certain directors of the Dreyfus Funds and the Dreyfus Founders Funds (together, the “Funds”) in the United States District Court for the Western District of Pennsylvania. In September 2004, plaintiffs served a Consolidated Amended Complaint (the “Amended Complaint”) on behalf of a purported class of all persons who acquired interests in any of the Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Funds.The Amended Complaint in the newly styled In re Dreyfus Mutual Funds Fee Litigation also named the Distributor, Premier Mutual Fund Services, Inc. and two additional Fund directors as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Funds for marketing and distribution services. More specifically, plaintiffs claim, among other

20

things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the Funds that were closed to new investors.The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Funds that have been named as nominal defendants. With respect to such derivative claims, no relief is sought against the Funds. Dreyfus believes the allegations to be totally without merit and intends to defend the action vigorously. In November 2004, all named defendants moved to dismiss the Amended Complaint in whole or substantial part. Briefing was completed in May 2005.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Dreyfus’ ability to perform its contract with the Funds.

The Fund 21

For More	Information

Dreyfus	Transfer Agent &
Pennsylvania	Dividend Disbursing Agent
Intermediate	Dreyfus Transfer, Inc.
Municipal Bond Fund	200 Park Avenue
200 Park Avenue	New York, NY 10166
New York, NY 10166
Distributor
Manager
Dreyfus Service Corporation
The Dreyfus Corporation	200 Park Avenue
200 Park Avenue	New York, NY 10166
New York, NY 10166

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2004, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2005 Dreyfus Service Corporation

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Pennsylvania Intermediate Municipal Bond Fund

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	July 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	July 28, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	July 28, 2005

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)